Summary of Significant Accounting Policies (Details) - Schedule of reconciliation of the numerator and denominator used to compute basic and diluted net loss per share	12 Months Ended
Dec. 31, 2021 USD ($) $ / shares shares
Redeemable common stock
Net loss attributable to redeemable common stock | $	$ (5,188,428)
Basic and diluted weighted average shares of redeemable common stock | shares	14,697,945
Basic and diluted net loss per share of redeemable common stock | $ / shares	$ (0.35)
Non-redeemable common stock
Net loss attributable to redeemable common stock | $	$ (1,678,733)
Basic and diluted weighted average shares of redeemable common stock | shares	4,755,569
Basic and diluted net loss per share of redeemable common stock | $ / shares	$ (0.35)